UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

August 31, 2006

CTF-QTLY-1006

1.805751.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Connecticut - 86.9%
Branford Gen. Oblig. 5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 540,590
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (c)	3,290,000	3,544,416
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (c)	2,305,000	2,483,246
5.375% 8/15/15 (Pre-Refunded to 8/15/11 @ 100) (c)	1,070,000	1,152,743
5.375% 8/15/16 (Pre-Refunded to 8/15/11 @ 100) (c)	2,000,000	2,154,660
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,249,120
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,801,550
5% 12/1/17 (FSA Insured)	1,830,000	1,987,179
5% 12/1/18 (FSA Insured)	1,635,000	1,768,269
Series A:
5.25% 8/15/16 (MBIA Insured)	1,320,000	1,444,436
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (c)	1,700,000	1,862,418
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (c)	5,830,000	6,386,998
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,839,132
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	5,865,000	6,066,991
5.25% 10/1/09 (FGIC Insured) (b)	2,100,000	2,182,446
5.25% 10/1/10 (FGIC Insured) (b)	3,390,000	3,559,263
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,395,556
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,328,465
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,606,240
Connecticut Dev. Auth. Poll. Cont. Rev. (United Illuminating Co. Proj.) 3%, tender 2/1/09 (a)	3,240,000	3,149,053
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,094,680
Connecticut Gen. Oblig.:
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (c)	3,215,000	3,437,253
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (c)	5,995,000	6,409,434
Series 2002 D, 5.375% 11/15/21	5,000,000	5,442,050
Series 2002 E, 5.5% 11/15/12 (FSA Insured)	3,000,000	3,310,170
Series 2003 E, 5.25% 8/15/17 (FGIC Insured)	3,295,000	3,581,962
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2004 A, 5% 3/1/15 (MBIA Insured)	$ 5,000,000	$ 5,401,250
Series B:
5% 6/1/15 (MBIA Insured)	7,500,000	8,118,825
5.25% 6/1/18 (AMBAC Insured)	3,150,000	3,544,065
5.25% 6/1/19 (AMBAC Insured)	10,000,000	11,290,700
5.25% 6/1/20 (AMBAC Insured)	8,270,000	9,372,639
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @ 100) (c)	6,325,000	6,798,806
5.375% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (c)	3,730,000	4,009,414
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (c)	8,840,000	9,502,204
Series C, 5% 6/1/13	5,000,000	5,384,150
Series D:
5.375% 11/15/16 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,473,850
5.375% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,473,850
5.375% 11/15/20	2,435,000	2,655,903
Series E, 6% 3/15/12 (Escrowed to Maturity) (c)	35,000	38,989
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,142,400
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,953,648
(Eastern Connecticut Health Network Proj.) 5.125% 7/1/30	1,500,000	1,555,365
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,370,000	2,460,653
5.2% 8/1/38	4,190,000	4,323,996
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,044,540
5.5% 7/1/26 (MBIA Insured)	610,000	616,844
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,940,000	3,562,369
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,941,785
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,449,573
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,691,017
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,641,781
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	$ 13,000,000	$ 13,441,610
Series X1, 5% 7/1/42	13,515,000	14,060,190
5.25% 7/1/30 (AMBAC Insured)	1,950,000	2,246,595
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (b)	350,000	348,758
Connecticut Resource Recovery Auth. Resource Recovery Rev.:
(Bridgeport Resco Co. LP Proj.) 5.5% 1/1/08 (MBIA Insured)	1,000,000	1,024,210
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,096,210
5.5% 11/15/09 (MBIA Insured) (b)	5,500,000	5,715,655
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series A:
5% 7/1/15 (MBIA Insured)	5,010,000	5,476,331
5% 7/1/18 (AMBAC Insured)	2,000,000	2,155,000
5% 7/1/23 (AMBAC Insured)	3,260,000	3,467,695
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (c)	3,785,000	4,124,325
5.375% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (c)	2,000,000	2,179,300
7.125% 6/1/10	3,550,000	3,865,240
Series B:
5% 1/1/15 (FGIC Insured)	8,910,000	9,616,652
5.25% 7/1/16 (AMBAC Insured)	7,635,000	8,521,576
6.125% 9/1/12	7,130,000	7,845,424
6.5% 10/1/12	7,100,000	8,121,903
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	1,995,232
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series A, 5% 8/15/35 (MBIA Insured)	1,000,000	1,051,070
Hartford Gen. Oblig.:
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,820,632
5% 9/1/22 (MBIA Insured)	1,700,000	1,810,075
Series A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,480,008
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,398,239
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A: - continued
5% 6/15/17 (AMBAC Insured) (b)	$ 775,000	$ 811,309
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,330,000	3,708,921
7.4% 9/1/08 (MBIA Insured)	370,000	397,084
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,161,320
6% 2/1/12 (MBIA Insured)	400,000	446,736
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,262,813
New Haven Gen. Oblig.:
Series C:
5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	33,241
5.125% 11/1/16 (MBIA Insured)	3,470,000	3,755,442
5% 2/1/14 (MBIA Insured)	2,080,000	2,255,032
5% 2/1/15 (MBIA Insured)	1,705,000	1,857,342
5% 2/1/20 (MBIA Insured)	1,925,000	2,058,326
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	505,000	549,364
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,116,922
5% 1/15/16 (AMBAC Insured)	1,025,000	1,122,754
5% 1/15/17 (AMBAC Insured)	1,025,000	1,126,701
North Thompsonville Fire District #10 6.75% 6/1/08 (MBIA Insured)	190,000	200,137
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 18B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,893,476
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,899,133
5.25% 7/15/14	6,565,000	7,184,408
5.25% 7/15/15	3,000,000	3,275,460
5.25% 2/1/21 (Pre-Refunded to 2/1/14 @ 100) (c)	1,045,000	1,146,888
5.25% 2/1/24 (Pre-Refunded to 2/1/14 @ 100) (c)	1,070,000	1,174,325
5.5% 7/15/13	2,675,000	2,938,193
5.5% 7/15/14	1,250,000	1,372,300
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (a)(b)	6,000,000	6,081,540
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,175,251
Univ. of Connecticut Series A:
5% 1/15/17 (MBIA Insured)	2,000,000	2,144,740
5.375% 4/1/19 (Pre-Refunded to 4/1/12 @ 100) (c)	2,230,000	2,422,226
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,149,104
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
West Hartford Gen. Oblig. Series A:
5% 1/15/14	$ 1,135,000	$ 1,234,574
5% 1/15/15	1,135,000	1,234,767
5% 1/15/16	1,135,000	1,227,525
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,710,838
		369,217,058
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	497,138
Puerto Rico - 11.9%
Puerto Rico Commonwealth Gen. Oblig.:
Series A, 5.5% 7/1/18 (MBIA Insured)	1,820,000	2,087,977
Series B, 5.5% 7/1/12 (FGIC Insured)	3,500,000	3,846,150
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (c)	3,700,000	3,975,835
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	2,950,000	3,108,976
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,672,110
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	4,680,000	5,000,580
Series C, 5.5% 7/1/17 (AMBAC Insured)	6,000,000	6,851,820
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	13,235,000	14,010,703
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,546,600
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,429,181
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	913,720
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,241,640
		50,685,292
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $408,426,097)	420,399,488
NET OTHER ASSETS - 1.1%	4,604,452
NET ASSETS - 100%	$ 425,003,940
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $408,355,445. Net unrealized appreciation aggregated $12,044,043, of which $12,683,146 related to appreciated investment securities and $639,103 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

August 31, 2006

NJT-QTLY-1006

1.805777.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 400,000	$ 429,872
New Jersey - 79.6%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (c)	545,000	587,297
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,280,831
Bergen County Impt. Auth. School District Rev. (Wyckoff Township Board of Ed. Proj.) 5.25% 4/1/20	1,770,000	1,937,194
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,918,988
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,569,847
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,184,700
5.25% 8/15/17	1,000,000	1,072,600
5.25% 8/15/19	1,000,000	1,070,410
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/11	2,075,000	2,146,256
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,741,730
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,735,232
Egg Hbr. Township School District:
5.5% 7/15/17 (FSA Insured)	1,970,000	2,254,271
5.5% 7/15/18 (FSA Insured)	1,685,000	1,935,475
Essex County Impt. Auth. (County Correctional Facility Proj.) 5.25% 10/1/18 (MBIA Insured)	1,000,000	1,084,680
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,747,536
Garden State Preservation Trust Open Space & Farmland Preservation:
Series A, 5.25% 11/1/19 (Pre-Refunded to 11/1/13 @ 100) (c)	7,900,000	8,652,554
Series B:
6.375% 11/1/13 (MBIA Insured)	4,000,000	4,653,160
6.375% 11/1/15 (MBIA Insured)	6,630,000	7,910,717
6.375% 11/1/16 (MBIA Insured)	3,490,000	4,204,996
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,185,000	2,387,462
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,686,268
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn.: - continued
6.25% 6/1/15 (MBIA Insured)	$ 2,420,000	$ 2,808,265
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,779,980
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,885,455
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,286,960
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,383,288
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	826,011
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,249,590
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,609,032
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,067,520
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,485,827
5.25% 9/15/17	2,000,000	2,168,340
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,051,034
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,174,840
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	904,825
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	298,410
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,380,655
Morristown Gen. Oblig.:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,497,060
6.5% 8/1/19 (FSA Insured)	630,000	779,587
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,226,996
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (c)	2,000,000	2,188,500
New Jersey Econ. Dev. Auth. Rev.:
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,360,300
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,639,720
5.5% 12/15/19 (AMBAC Insured)	14,000,000	16,083,340
Series 2005 O:
5.125% 3/1/28	3,000,000	3,167,850
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2005 O:
5.25% 3/1/26	$ 9,000,000	$ 9,642,150
Series 2005 P:
5.125% 9/1/28	4,000,000	4,234,640
5.25% 9/1/26	8,000,000	8,598,480
Series F, 5.25% 6/15/19 (Pre-Refunded to 6/15/13 @ 100) (c)	1,500,000	1,636,245
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @ 100) (c)	2,000,000	2,205,380
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,842,550
Series O:
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,256,350
5.25% 3/1/22	15,700,000	16,959,611
5.25% 3/1/25	3,000,000	3,216,270
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,799,099
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	3,750,000	3,885,788
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	3,270,000	3,369,997
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (b)	1,000,000	1,030,630
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/09	4,855,000	5,032,159
5.25% 3/1/10	4,855,000	5,102,217
5.25% 3/1/11	4,605,000	4,881,899
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,167,300
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,326,139
(Montclair State Univ. Proj.) Series L, 5.125% 7/1/20 (MBIA Insured)	2,145,000	2,314,519
(Ramapo College Proj.) Series E, 5% 7/1/34 (FGIC Insured)	1,500,000	1,571,040
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,468,082
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10 (Pre-Refunded to 9/1/09 @ 101) (c)	1,675,000	1,780,860
5.5% 9/1/11 (Pre-Refunded to 9/1/09 @ 101) (c)	2,830,000	3,008,856
5.5% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (c)	2,980,000	3,168,336
New Jersey Gen. Oblig. Series 2005 N:
5.5% 7/15/16 (AMBAC Insured)	1,900,000	2,151,731
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Gen. Oblig. Series 2005 N: - continued
5.5% 7/15/17 (FGIC Insured)	$ 1,000,000	$ 1,138,580
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	3,500,000	3,845,660
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,178,890
(Kennedy Health Sys. Proj.) Series B, 5.75% 7/1/07 (MBIA Insured)	1,930,000	1,963,100
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,021,310
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,500,000	1,663,560
5.375% 11/15/33	2,040,000	2,145,509
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.) 6% 1/1/19 (Escrowed to Maturity) (c)	5,385,000	6,353,169
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	16,004
5.25% 3/1/11 (MBIA Insured)	1,345,000	1,436,742
6% 3/1/14 (MBIA Insured)	4,220,000	4,540,425
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	595,000	685,267
6.5% 1/1/16 (Escrowed to Maturity) (c)	185,000	216,217
Series A, 5% 1/1/25 (FSA Insured)	3,000,000	3,173,340
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,658,344
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,100,000	3,623,280
New Jersey Trans. Trust Fund Auth.:
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	10,000,000	10,885,900
Series 2005 D, 5% 6/15/20	4,000,000	4,259,800
Series 2006 C, 0% 12/15/34 (FSA Insured)	4,000,000	1,084,400
Series A:
5.5% 6/15/12	145,000	157,431
5.5% 6/15/12 (Escrowed to Maturity) (c)	7,365,000	8,040,223
5.75% 6/15/15 (Escrowed to Maturity) (c)	3,000,000	3,435,270
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,886,234
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,353,468
5.5% 12/15/15 (MBIA Insured)	11,000,000	12,394,580
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,667,100
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series B:
5.5% 12/15/20 (FGIC Insured)	$ 15,235,000	$ 17,539,445
Series C:
5.25% 6/15/16 (Pre-Refunded to 6/15/15 @ 100) (c)	3,000,000	3,324,210
5.5% 12/15/10 (FSA Insured)	3,000,000	3,220,110
5.5% 12/15/13 (Escrowed to Maturity) (c)	2,820,000	3,137,194
5.5% 12/15/13 (FSA Insured)	8,235,000	9,122,568
5.75% 12/15/12 (FSA Insured)	5,000,000	5,566,050
New Jersey Transit Corp. Ctfs. of Prtn. Series A:
5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,623,004
6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (c)	3,000,000	3,198,390
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (b)	2,465,000	2,580,189
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,538,780
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,092,419
Newark Port Auth. Hsg. Auth. (City of Newark Redev. Proj.):
5% 1/1/34 (MBIA Insured)	5,000,000	5,211,100
5.5% 1/1/27 (MBIA Insured)	2,500,000	2,747,425
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,052,056
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,087,370
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	890,660
5.125% 8/1/08 (MBIA Insured)	3,160,000	3,250,092
5.25% 8/1/09 (MBIA Insured)	3,000,000	3,140,220
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,234,540
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,894,937
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,542,330
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,200,220
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,199,662
Tobacco Settlement Fing. Corp.:
6.125% 6/1/24	3,010,000	3,226,058
6.375% 6/1/32	7,215,000	7,878,852
6.75% 6/1/39	3,985,000	4,461,327
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,592,620
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	$ 1,800,000	$ 1,986,228
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,406,800
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. 5% 6/15/29 (MBIA Insured)	1,000,000	1,044,440
		448,529,016
New Jersey/Pennsylvania - 1.6%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
5.25% 7/1/17	1,300,000	1,393,665
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (c)	1,700,000	1,849,957
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,124,400
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,129,420
6% 1/1/18 (FSA Insured)	1,300,000	1,395,459
		8,892,901
New York & New Jersey - 9.2%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,400,716
120th Series, 5.75% 10/15/13 (MBIA Insured) (b)	2,900,000	2,985,608
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,083,820
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	12,000,000	12,626,280
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,605,615
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,369,012
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,202,470
5% 11/1/19 (FSA Insured)	2,800,000	2,981,076
5% 11/1/22 (FSA Insured)	2,190,000	2,321,750
134th Series, 5% 1/15/39	4,500,000	4,683,285
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	3,000,000	3,489,030
		51,748,662
Puerto Rico - 5.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,100,000	2,340,954
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/16 (FSA Insured)	$ 2,525,000	$ 2,867,264
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,312,330
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	7,255,000	7,751,968
Series C, 5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,294,480
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,657,400
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,933,291
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,142,150
Puerto Rico Govt. Dev. Bank 5% 12/1/10	2,500,000	2,596,375
		29,896,212
TOTAL MUNICIPAL BONDS (Cost $524,162,210)		539,496,663
Municipal Notes - 2.7%

New Jersey - 2.7%
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (AIRUS Newark LLC Proj.) Series 1998, 3.32% (AMBAC Insured), VRDN (a)(b)	5,000,000	5,000,000
New Jersey Tpk. Auth. Tpk. Rev. Series 2003 C2, 3.4% (FSA Insured), VRDN (a)	10,000,000	10,000,000
TOTAL MUNICIPAL NOTES (Cost $15,000,000)		15,000,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $539,162,210)		554,496,663
NET OTHER ASSETS - 1.5%		8,524,010
NET ASSETS - 100%		$ 563,020,673
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $539,091,989. Net unrealized appreciation aggregated $15,404,674, of which $16,071,667 related to appreciated investment securities and $666,993 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Florida
Municipal Income Fund

August 31, 2006

SFL-QTLY-1006

1.805769.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Florida - 97.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (d)	$ 1,225,000	$ 1,270,056
6.05% 11/15/16 (Escrowed to Maturity) (d)	6,230,000	7,026,879
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (c)	1,210,000	1,321,973
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (c)	1,505,000	1,560,700
Series J1, 5.75% 10/1/18 (AMBAC Insured) (c)	2,755,000	2,991,407
Broward County Gen. Oblig. Series 2001 A, 5.25% 1/1/21	3,500,000	3,715,600
Broward County School Board Ctfs. of Prtn.:
5.25% 7/1/15 (MBIA Insured)	1,750,000	1,893,430
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,534,134
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,458,820
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,592,539
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,372,449
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,853,508
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,343,088
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,460,613
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,105,100
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	3,495,000	3,585,555
Daytona Beach Util. Sys. Rev. Series D, 5.25% 11/15/17 (FSA Insured)	1,825,000	1,970,726
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,768,182
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,850,856
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000,000	1,083,440
5.25% 1/1/36 (FGIC Insured)	1,310,000	1,404,648
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	1,260,000	1,270,521
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,050,000	3,528,545
Flagler County School Board Ctfs. Series A, 5% 8/1/15 (FSA Insured)	2,005,000	2,158,543
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Cap. Outlay:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	$ 5,030,000	$ 5,251,622
Series B:
5% 6/1/33	5,450,000	5,698,466
5.375% 6/1/17	5,000,000	5,436,200
5.5% 6/1/16 (FGIC Insured)	2,825,000	3,099,138
Florida Board of Ed. Lottery Rev.:
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	5,857,408
Series A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,090,060
Florida Dept. of Children and Family Services Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025,000	2,158,670
5% 10/1/17	2,130,000	2,252,411
Florida Dept. of Envir. Protection Preservation Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,523,980
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360,000	3,584,280
5% 7/1/18	3,320,000	3,528,961
Florida Gen. Oblig.:
(Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	1,000,000	1,046,010
5.375% 7/1/15 (MBIA Insured)	2,110,000	2,302,010
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (d)	3,000,000	3,849,480
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) 5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,643,743
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,128,620
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	1,610,000	1,643,923
Greater Orlando Aviation Auth. Arpt. Facilities Rev. 5.75% 10/1/09 (FGIC Insured) (c)	2,500,000	2,637,675
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	1,947,567
Series 1985 E:
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,409,601
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,572,355
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC Insured)	1,010,000	1,089,881
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/15	1,000,000	1,059,640
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.): - continued
Series B:
5% 11/15/15	$ 1,000,000	$ 1,058,860
5% 11/15/16	1,190,000	1,253,546
Series D, 6% 11/15/25	5,360,000	5,832,109
3.95%, tender 9/1/12 (b)	6,800,000	6,749,884
5%, tender 11/16/09 (b)	2,000,000	2,062,340
Hillsborough County Aviation Auth. Rev. (Tampa Int'l. Arpt. Proj.) Series B, 6% 10/1/17 (FGIC Insured)	5,880,000	6,900,298
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A:
5% 10/1/07	1,300,000	1,314,794
5% 10/1/08	1,000,000	1,023,040
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	5,209,700
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	2,030,000	2,026,549
4.25%, tender 8/1/07 (b)(c)	2,110,000	2,111,034
5.1% 10/1/13	3,005,000	3,117,507
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,070,936
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,306,493
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250,000	13,160,903
5% 11/15/36	3,000,000	3,116,580
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (c)	1,540,000	1,627,472
5.5% 10/1/11 (FGIC Insured) (c)	2,730,000	2,881,815
Jacksonville Port Auth. Seaport 5.625% 11/1/26 (Pre-Refunded to 11/1/10 @ 100) (c)(d)	2,155,000	2,309,794
Jacksonville Sales Tax Rev. 5.25% 10/1/19 (MBIA Insured)	1,500,000	1,622,100
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	8,000,000	8,327,760
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,130,948
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,088,020
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,265,386
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Kissimmee Util. Auth. Elec. Sys. Rev. 5.25% 10/1/16 (FSA Insured)	$ 2,230,000	$ 2,428,760
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/16 (AMBAC Insured)	2,060,000	2,197,979
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,080,750
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	3,000,000	3,287,910
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (c)	1,035,000	1,107,533
5.25% 10/1/16 (MBIA Insured) (c)	1,090,000	1,168,818
5.25% 10/1/17 (MBIA Insured) (c)	1,145,000	1,226,513
5.25% 10/1/18 (MBIA Insured) (c)	1,205,000	1,291,459
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,374,587
Melbourne Arpt. Rev.:
6.75% 10/1/07 (MBIA Insured) (c)	350,000	361,081
6.75% 10/1/08 (MBIA Insured) (c)	375,000	397,189
6.75% 10/1/09 (MBIA Insured) (c)	400,000	433,508
6.75% 10/1/10 (MBIA Insured) (c)	425,000	470,832
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000,000	5,236,350
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.):
Series A, 6.8% 11/15/31	2,545,000	2,818,333
5.75% 11/15/06	1,500,000	1,504,560
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010,000	1,032,957
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,059,870
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,495,865
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,400,380
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,408,100
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,556,353
Miami-Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	3,005,000	3,122,135
Series C, 5.25% 10/1/10 (MBIA Insured) (c)	3,435,000	3,562,129
Miami-Dade County Edl. Facilities Auth. Rev.:
Series A, 5.75% 4/1/13 (AMBAC Insured)	2,500,000	2,691,750
5.75% 4/1/29 (AMBAC Insured) (a)	6,520,000	6,983,898
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. 6% 7/1/13 (FGIC Insured)	$ 1,200,000	$ 1,308,276
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.):
5% 7/1/33 (FGIC Insured)	5,000,000	5,239,400
5% 7/1/35 (FGIC Insured)	3,000,000	3,141,390
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 5.5% 8/15/11 (AMBAC Insured)	3,000,000	3,238,950
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 1, 3.5%, tender 12/1/07 (b)(c)	2,000,000	1,975,880
Miami-Dade County School Board Ctfs. of Prtn.:
Series B, 5.5%, tender 5/1/11 (MBIA Insured) (b)	5,300,000	5,666,654
5%, tender 5/1/11 (MBIA Insured) (b)	7,000,000	7,357,840
5.25% 10/1/16 (FGIC Insured)	5,925,000	6,461,213
5.25% 10/1/17 (FGIC Insured)	1,000,000	1,089,770
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC Insured)	1,000,000	1,086,340
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (b)(c)	2,250,000	2,248,110
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.625% 11/15/32	4,000,000	4,282,080
6.375% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	2,010,000	2,239,080
6.5% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (d)	2,545,000	2,847,321
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,488,834
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,360,895
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (c)	105,000	105,318
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,005,000	2,276,949
5% 8/1/16 (MBIA Insured)	2,940,000	3,162,852
5.25% 8/1/15 (AMBAC Insured)	8,000,000	8,654,320
5.5% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (d)	2,175,000	2,384,431
Orlando Utils. Commission Wtr. & Elec. Rev. Subseries D, 6.75% 10/1/17 (Escrowed to Maturity) (d)	7,560,000	8,986,648
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,085,190
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	$ 1,190,000	$ 1,293,851
Palm Beach County School Board Ctfs. of Prtn.:
Series A, 5.375% 8/1/14 (FSA Insured)	2,060,000	2,233,431
Series D, 5.25% 8/1/17 (FSA Insured)	2,025,000	2,163,429
Pasco County School Board Series A, 5% 8/1/30 (AMBAC Insured)	4,000,000	4,193,080
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (c)	2,400,000	2,466,696
6% 4/1/10 (AMBAC Insured) (c)	5,770,000	6,124,509
6% 4/1/11 (AMBAC Insured) (c)	5,900,000	6,344,801
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A, 5% 10/1/35 (FSA Insured)	5,000,000	5,241,250
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (c)	1,500,000	1,584,435
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) 5.5% 11/15/33 (Pre-Refunded to 5/15/13 @ 100) (d)	3,705,000	4,069,276
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200,000	2,478,256
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	3,000,000	3,180,750
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	2,000,000	2,099,440
Port Orange Gen. Oblig.:
5% 4/1/29 (MBIA Insured)	2,015,000	2,121,412
5% 4/1/31 (MBIA Insured)	1,540,000	1,622,559
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (MBIA Insured)	3,700,000	3,975,169
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,329,015
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,082,060
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	1,920,000	2,108,717
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,847,702
St. Johns County School Board 5.25% 7/1/16 (MBIA Insured)	1,400,000	1,539,678
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,236,283
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (MBIA Insured)	1,045,000	1,137,326
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	$ 2,465,000	$ 2,680,614
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,877,953
Series A, 5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,327,074
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of Florida, Inc. (b)	3,000,000	2,943,120
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	3,000,000	2,929,320
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/16 (FGIC Insured)	1,715,000	1,838,943
5% 10/1/17 (FGIC Insured)	1,805,000	1,922,740
5% 10/1/35 (FGIC Insured)	2,275,000	2,364,021
5.25% 10/1/34 (FGIC Insured)	2,000,000	2,135,360
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690,000	2,923,089
5.25% 7/1/16 (AMBAC Insured)	2,830,000	3,062,145
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance Ltd. Insured)	1,000,000	1,048,570
5% 10/15/12 (Radian Asset Assurance Ltd. Insured)	1,260,000	1,328,330
Walton County School Board Ctfs. of Prtn.:
5% 7/1/16 (FSA Insured)	1,705,000	1,837,922
5.25% 7/1/18 (FSA Insured)	1,865,000	2,060,527
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,075,560
		459,716,634
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	605,000	639,933
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,400,000	2,675,376
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	900,000	1,018,062
		3,693,438
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $451,360,293)	464,050,005
NET OTHER ASSETS - 1.7%	7,938,234
NET ASSETS - 100%	$ 471,988,239
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $107,115.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $451,080,343. Net unrealized appreciation aggregated $12,969,662, of which $14,384,430 related to appreciated investment securities and $1,414,768 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006